Expense Example, No Redemption - A and C Shares	Feb. 01, 2026 USD ($)
STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 676
Expense Example, No Redemption, 3 Years	890
Expense Example, No Redemption, 5 Years	1,121
Expense Example, No Redemption, 10 Years	1,784
STERLING CAPITAL BEHAVIORAL LARGE CAP VALUE EQUITY FUND | Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	281
Expense Example, No Redemption, 3 Years	661
Expense Example, No Redemption, 5 Years	1,065
Expense Example, No Redemption, 10 Years	2,195
STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	680
Expense Example, No Redemption, 3 Years	902
Expense Example, No Redemption, 5 Years	1,141
Expense Example, No Redemption, 10 Years	1,827
STERLING CAPITAL BEHAVIORAL SMALL CAP VALUE EQUITY FUND | Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	285
Expense Example, No Redemption, 3 Years	673
Expense Example, No Redemption, 5 Years	1,141
Expense Example, No Redemption, 10 Years	2,237
STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	684
Expense Example, No Redemption, 3 Years	913
Expense Example, No Redemption, 5 Years	1,161
Expense Example, No Redemption, 10 Years	1,871
STERLING CAPITAL SPECIAL OPPORTUNITIES FUND | Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	289
Expense Example, No Redemption, 3 Years	685
Expense Example, No Redemption, 5 Years	1,106
Expense Example, No Redemption, 10 Years	2,279
STERLING CAPITAL EQUITY INCOME FUND | Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	678
Expense Example, No Redemption, 3 Years	896
Expense Example, No Redemption, 5 Years	1,131
Expense Example, No Redemption, 10 Years	1,806
STERLING CAPITAL EQUITY INCOME FUND | Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	283
Expense Example, No Redemption, 3 Years	667
Expense Example, No Redemption, 5 Years	1,075
Expense Example, No Redemption, 10 Years	2,216
STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	687
Expense Example, No Redemption, 3 Years	925
Expense Example, No Redemption, 5 Years	1,182
Expense Example, No Redemption, 10 Years	1,914
STERLING CAPITAL MID CAP RELATIVE VALUE FUND | Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	293
Expense Example, No Redemption, 3 Years	697
Expense Example, No Redemption, 5 Years	1,126
Expense Example, No Redemption, 10 Years	2,321
STERLING CAPITAL REAL ESTATE FUND | Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	685
Expense Example, No Redemption, 3 Years	916
Expense Example, No Redemption, 5 Years	1,167
Expense Example, No Redemption, 10 Years	1,881
STERLING CAPITAL REAL ESTATE FUND | Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	290
Expense Example, No Redemption, 3 Years	688
Expense Example, No Redemption, 5 Years	1,111
Expense Example, No Redemption, 10 Years	2,289
STERLING CAPITAL SMALL CAP VALUE FUND | Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	698
Expense Example, No Redemption, 3 Years	958
Expense Example, No Redemption, 5 Years	1,237
Expense Example, No Redemption, 10 Years	2,031
STERLING CAPITAL SMALL CAP VALUE FUND | Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	304
Expense Example, No Redemption, 3 Years	730
Expense Example, No Redemption, 5 Years	1,182
Expense Example, No Redemption, 10 Years	2,435
STERLING CAPITAL SHORT DURATION BOND FUND | Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	280
Expense Example, No Redemption, 3 Years	450
Expense Example, No Redemption, 5 Years	635
Expense Example, No Redemption, 10 Years	1,170
STERLING CAPITAL SHORT DURATION BOND FUND | Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	158
Expense Example, No Redemption, 3 Years	490
Expense Example, No Redemption, 5 Years	845
Expense Example, No Redemption, 10 Years	1,845
STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	283
Expense Example, No Redemption, 3 Years	500
Expense Example, No Redemption, 5 Years	734
Expense Example, No Redemption, 10 Years	1,406
STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND | Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	161
Expense Example, No Redemption, 3 Years	539
Expense Example, No Redemption, 5 Years	942
Expense Example, No Redemption, 10 Years	2,068
STERLING CAPITAL TOTAL RETURN BOND FUND | Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	270
Expense Example, No Redemption, 3 Years	428
Expense Example, No Redemption, 5 Years	599
Expense Example, No Redemption, 10 Years	1,096
STERLING CAPITAL TOTAL RETURN BOND FUND | Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	467
Expense Example, No Redemption, 5 Years	809
Expense Example, No Redemption, 10 Years	1,776
STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	270
Expense Example, No Redemption, 3 Years	445
Expense Example, No Redemption, 5 Years	634
Expense Example, No Redemption, 10 Years	1,182
STERLING CAPITAL LONG DURATION CORPORATE BOND FUND | Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	484
Expense Example, No Redemption, 5 Years	844
Expense Example, No Redemption, 10 Years	1,857
STERLING CAPITAL QUALITY INCOME FUND | Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	286
Expense Example, No Redemption, 3 Years	479
Expense Example, No Redemption, 5 Years	689
Expense Example, No Redemption, 10 Years	1,293
STERLING CAPITAL QUALITY INCOME FUND | Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	164
Expense Example, No Redemption, 3 Years	519
Expense Example, No Redemption, 5 Years	897
Expense Example, No Redemption, 10 Years	1,961
STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	283
Expense Example, No Redemption, 3 Years	460
Expense Example, No Redemption, 5 Years	651
Expense Example, No Redemption, 10 Years	1,205
STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	161
Expense Example, No Redemption, 3 Years	499
Expense Example, No Redemption, 5 Years	460
Expense Example, No Redemption, 10 Years	1,878
STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	291
Expense Example, No Redemption, 3 Years	484
Expense Example, No Redemption, 5 Years	694
Expense Example, No Redemption, 10 Years	1,297
STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND | Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	169
Expense Example, No Redemption, 3 Years	523
Expense Example, No Redemption, 5 Years	902
Expense Example, No Redemption, 10 Years	1,965
STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	287
Expense Example, No Redemption, 3 Years	472
Expense Example, No Redemption, 5 Years	673
Expense Example, No Redemption, 10 Years	1,251
STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND | Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	165
Expense Example, No Redemption, 3 Years	511
Expense Example, No Redemption, 5 Years	881
Expense Example, No Redemption, 10 Years	1,922
STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	286
Expense Example, No Redemption, 3 Years	469
Expense Example, No Redemption, 5 Years	667
Expense Example, No Redemption, 10 Years	1,240
STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND | Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	164
Expense Example, No Redemption, 3 Years	508
Expense Example, No Redemption, 5 Years	876
Expense Example, No Redemption, 10 Years	$ 1,911